Property and Equipment, net	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
(3)  Property and Equipment, net

Property and equipment as of December 31, 2011 and 2010 consisted of the following components:

	December 31,
	2011	2010
Laboratory and manufacturing equipment	$172,560	$172,560
Office equipment	137,093	134,451
Leasehold improvements	8,117	8,117
PCT collaboration, demonstration and leased systems	461,858	513,256
Total property and equipment	779,628	828,384
Less accumulated depreciation	(690,457)	(635,607)
Net book value	$89,171	$192,777

Depreciation expense for the years ended December 31, 2011 and 2010 was $92,683 and $148,799, respectively.